UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22780

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

February 28, 2014

(Unaudited)

	Number of Shares	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES 126.5%
COAL 0.8%
Natural Resource Partners LP(a),(b)	280,000	$4,233,600

COMPRESSION 1.5%
Exterran Partners, LP(b)	158,460	4,753,800
USA Compression Partners, LP(b)	128,640	3,519,590
		8,273,390
CRUDE/REFINED PRODUCTS 25.3%
Buckeye Partners, LP(a),(b)	531,520	38,923,210
Calumet Specialty Products Partners, LP(b)	96,470	2,457,091
Enbridge Energy Management, LLC(b),(c)	1,329,650	35,568,145
Enbridge Inc. (Canada)(b)	157,100	6,639,827
Inter Pipeline Ltd. (Canada)	105,000	2,840,016
Magellan Midstream Partners, LP(b)	129,842	8,786,408
NuStar Energy LP(a),(b)	235,008	11,731,599
NuStar GP Holdings, LLC(b)	160,708	4,827,668
Plains All American Pipeline, LP(b)	71,980	3,899,157
Plains GP Holdings, LP(b)	381,553	10,683,484
Rose Rock Midstream, LP(b)	62,900	2,448,068
SemGroup Corporation(b)	53,697	3,614,882
Valero Energy Partners LP	65,973	2,440,341
		134,859,896
DIVERSIFIED MIDSTREAM 46.9%
Altagas LTD (Canada)	263,640	10,116,557
Energy Transfer Equity, LP(b)	597,082	26,062,629
Energy Transfer Partners, LP(b)	485,760	26,974,253
Enterprise Products Partners LP(a),(b)	772,720	51,857,239
Kinder Morgan Inc.(b)	174,270	5,550,499
Kinder Morgan Management, LLC(b),(c)	627,796	43,820,140
Martin Midstream Partners, LP	35,000	1,472,450
NGL Energy Partners LP(b)	251,529	9,120,442
NGL Energy Partners LP (Restricted)(d),(e)	80,000	2,900,800
Pembina Pipeline Corporation (Canada)(b)	386,400	13,926,871
Spectra Energy Corp(b)	408,250	15,219,560
Williams Companies, Inc.(b)	427,500	17,655,750
Williams Partners LP(a),(b)	518,390	25,717,328
		250,394,518
DIVERSIFIED UTILITIES 0.6%
Dominion Resources, Inc.	45,800	3,178,520

GATHERING & PROCESSING 19.0%
Access Mistream Partners LP(b)	113,845	6,426,550
CorEnergy Infrastructure Trust, Inc.(b)	319,090	2,090,040
Crestwood Equity Partners LP(b)	117,300	1,572,993
Crestwood Midstream Partners LP(b)	301,689	6,754,817
Crosstex Energy, LP(b)	337,100	10,413,019
DCP Midstream Partners, LP(a)	209,160	10,246,048
EQT Midstream Partners, LP(b)	52,650	3,470,162
MarkWest Energy Partners, LP(a),(b)	488,735	31,205,730
Midcoast Energy Partners	175,000	3,580,500
Regency Energy Partners LP(a),(b)	289,620	7,602,525
Southcross Energy Partners, LP(b)	366,739	6,454,606
Tallgrass Energy Partners, LP	91,800	2,876,094
Targa Resources Partners LP(b)	162,140	8,705,297
		101,398,381
MARINE SHIPPING/OFFSHORE 10.8%
Dynagas LNG Partners LP	149,200	3,254,052
Golar LNG Partners LP (Marshall Islands)(b)	552,301	16,685,013
KNOT Offshore Partners LP (Marshall Islands)(b)	170,380	4,889,906
Seadrill Partners LLC	129,000	4,051,890
Teekay Offshore Partners LP (Marshall Islands)(b)	763,530	25,013,243
Teekay Shipping Corp (Marshall Islands)	60,000	3,585,000
		57,479,104
NATURAL GAS PIPELINES 13.6%
APA Group (Australia)(b)	1,625,950	9,692,092
El Paso Pipeline Partners, LP(a),(b)	743,071	22,329,284
Spectra Energy Partners, LP(a),(b)	195,370	9,323,056

TransCanada Corporation (Canada)(b)		113,070	4,977,000
Veresen Inc. (Canada)(b)		1,738,320	26,279,668
			72,601,100
PROPANE 2.6%
Suburban Propane Partners, LP(a),(b)		323,730	13,946,288

RENEWABLE ENERGY 0.5%
Pattern Energy Group Inc.		37,366	1,023,828
TransAlta Renewables Inc.		168,500	1,704,326
			2,728,154
OTHER 4.9%
Cheniere Energy Partners, LP(a),(b)		638,125	18,148,275
Sprague Resources LP		425,000	7,849,750
			25,998,025
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost - $637,811,434)			675,090,976

PREFERRED SECURITIES 14.3%
BANKS 5.1%
Banco Bilbao Vizcaya Argentaria, SA, 9.00%, due 5/29/49 (Spain)(b),(d)		2,400,000	2,610,000
Banco Bilbao Vizcaya Argentaria, SA, 7.00%, due 2/19/19 (Spain)		800,000	1,126,877
Barclays PLC, 8.25%, due 12/29/49 (United Kingdom)		2,402,000	2,565,600
Barclays PLC, 8.125%, due 6/15/14 (United Kingdom)		135,000	3,496,500
Barclays PLC, 8.00%, due 12/15/20 (United Kingdom)		950,000	1,403,075
Commerzbank AG, 8.125%, due 9/19/23, 144A (Germany)(f)		1,600,000	1,816,000
Credit Agricole SA, 8.125%, due 9/19/33, 144A (France)(f)		1,200,000	1,378,800
Credit Agricole SA, 7.875%, due 1/23/24, 144A (France)(f)		1,550,000	1,666,250
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(b),(f)		5,000,000	5,550,000
Farm Credit Bank, 6.75%, due 12/31/49, 144A(f)		23,500	2,366,892
Fifth Third Bancorp, 6.625%, due 12/31/23		57,421	1,523,379
Lloyds TSB Bank PLC, 6.657%, due 1/29/49 (United Kingdom)		1,500,000	1,500,000
			27,003,373
FINANCE 1.4%
Ally Financial Inc., 8.50%, due 12/31/49		125,000	3,418,750
Colony Financial Inc., 8.50%, due 12/31/49		90,308	2,346,202
Credit Suisse Group AG, 7.50%, due 12/11/23		1,369,000	1,505,982
			7,270,934
INSURANCE 0.7%
La Mondiale, 7.625%, due 4/23/49 (France)(b)		3,646,000	3,955,910

INTEGRATED TELECOMMUNICATION SERVICES 3.5%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(f)		2,500	3,039,062
Embarq Corporation, 7.995%, due 6/1/36		2,500,000	2,671,588
Frontier Communications Corporation, 9.00%, due 8/15/31		5,000,000	5,250,000
Orange S.A., 5.875%, due 2/7/22 (France)		300,000	509,269
Qwest Corp, 6.125%, due 6/1/53		96,122	2,029,135
Telecom Italia S.P.A., 7.75%, due 3/20/73 (Italy)		1,500,000	2,097,594
T-Mobile, 6.542%, due 4/28/20		2,575,000	2,797,094
			18,393,742
MARINE SHIPPING 1.1%
Teekay Offshore Partners L.P., 7.25%, due 4/30/18 (Marshall Islands)(b)		231,021	5,775,525

NATURAL GAS PIPELINES 0.8%
El Paso LLC, 8.05%, due 10/15/30		4,200,000	4,484,659

UTILITIES 1.7%
Enel S.P.A., 8.75%, due 9/24/73, 144A, (Italy)(f)		3,200,000	3,576,000
Integrys Energy Group, 6.00%, due 8/1/73		144,119	3,592,887
Nextera Energy Capital, 5.625%, due 6/15/72		95,000	2,150,800
			9,319,687
TOTAL PREFERRED SECURITIES (Identified cost - $75,060,648)			76,203,830
TOTAL INVESTMENTS (Identified cost - $712,872,082)	140.8%		751,294,806
LIABILITIES IN EXCESS OF OTHER ASSETS	(40.8)		(217,593,230)
NET ASSETS (Equivalent to $19.87 per share based on 26,855,452 shares of common stock oustanding)	100.0%		$533,701,576

Note: Percentages indicated are based on the net assets of the Fund.

(a)	All or a portion of this security is held by the Cohen & Steers MLP Investment Fund, a wholly-owned subsidiary.
(b)

All or a portion of this security has been pledged as collateral in connection with the Fund’s line of credit agreement. As of February 28, 2014, the total value of securities pledged as collateral for the line of credit agreement was $465,662,407.

(c)	Distributions are paid-in-kind.
(d)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregrate fair valued securities represent 1.0% of the net assets of the Fund.

(e)	Resale is restricted due to a lock-up period on all shares. Aggregate holdings equal 0.5% of the net assets of the Fund, all of which are illiquid.
(f)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.6% of the net assets of the Fund, of which 0.0% are illiquid.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on December 13, 2012 and is registered under the Investment Company Act of 1940, (the 1940 Act), as amended, as a non-diversified, closed-end management investment company. The Fund’s investment objective is to provide attractive total return, comprised of high current income and price appreciation. The Fund had no operations until February 8, 2013 when it sold 5,250 common shares to Cohen & Steers Capital Management Inc. (the investment manager). Investment operations commenced on March 26, 2013.

Cohen & Steers MLP Investment Fund (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the state of Maryland, was formed on January 30, 2013 and commenced operations on March 26, 2013. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund, consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Fund expects that it will achieve a significant portion of its exposure to Master Limited Partnerships (MLPs) through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in MLPs. As of February 28, 2014, the Fund held an investment of $132,101,962 in the Subsidiary, representing 20.4% of the Fund’s total assets (based on U.S. Federal income tax regulations). The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. The financial statements have been consolidated and include the accounts of the Fund and the Subsidiary. Where the context requires, the “Fund” includes both the Fund and Subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

Note 2.  Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•            Level 1—quoted prices in active markets for identical investments

•            Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•            Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of February 28, 2014.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Instruments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(a)
Master Limited Partnerships and Related Companies:
Diversified Midstream	$250,394,518	$247,493,718	$—	$2,900,800	(b)
Other	424,696,458	424,696,458	—	—
Preferred Securities:
Banks	27,003,373	5,019,879	19,616,602	2,366,892	(c)
Finance	7,270,934	5,764,952	1,505,982
Insurance	3,955,910	—	3,955,910	—
Integrated Telecommunication Services	18,393,742	2,029,135	16,364,607	—
Natural Gas Pipelines	4,484,659	—	4,484,659	—
Utilities	9,319,687	5,743,687	3,576,000	—
Other	5,775,525	5,775,525	—	—
Total Investments(d)	$751,294,806	$696,523,354	$49,503,760	$5,267,692

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Publicly traded common stock classified as Level 3 is valued at a discount to quoted market prices to reflect a lock-up restriction ascribed to those shares.

(c) Valued by a pricing service which utilized independent broker quotes.

(d) Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Master Limited Partnerships and Related Companies- Diversified	Preferred Securities- Banks
Balance as of November 30, 2013	$2,520,800	$2,520,800	$—
Change in unrealized appreciation (depreciation)	380,000	380,000	—
Transfer into Level 3(a)	2,366,892	—	2,366,892
Balance as of February 28, 2014	$5,267,692	$2,900,800	$2,366,892

The change in unrealized appreciation (depreciation)  attributable to securities owned on February 28, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $380,000.

(a) As of November 30, 2013, the Fund used significant observable inputs in determining the value of certain investments. As of February 28, 2014, the Fund used significant unobservable inputs in determining the value of the same investments.

The following table summarized the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value At February 28, 2014	Valuation Technique	Unobservable Inputs	Input Values
Master Limited Partnerships and Related Companies-Diversified	$2,900,800	Market price less discount	Liquidity Discount	3.0%

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 3. Income Tax Information

As of February 28, 2014, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost of Investments	$712,872,082
Gross unrealized appreciation	$71,107,915
Gross unrealized depreciation	(32,685,191)
Net unrealized appreciation (depreciation)	$38,422,724

Note 4. Proposed Tax Regulation

On August 2, 2013, the Internal Revenue Service (IRS) issued proposed regulations which, if adopted in their current form, would require the Fund to limit its overall investment in MLPs to no more than 25% of the Fund’s total assets, or to change its tax status in order to hold more than 25% in MLPs. The proposed regulations would not limit the Fund’s investments in affiliates of MLPs or other Energy Investments structured as corporations rather than as MLPs. The proposal has no immediate impact on the current operations of the Fund. It has not been determined whether, when and in what form these proposed regulations will be adopted, or, if adopted, the impact such regulations may have on the Fund. If ultimately adopted, the regulations are expected to apply 90 days after publication of the new rules.

The IRS had requested comments on the proposed regulations by October 31, 2013, and received a number of comments from issuers and trade associations.  The IRS adoption of the proposed regulations remains uncertain at this time.

The Fund’s investment manager believes that, in the event the proposed regulations are adopted, the Fund will be able to otherwise continue to pursue its investment objective and strategies by maintaining its status as a regulated investment company or by converting to a C-Corporation for tax purposes. Converting to a C-Corporation or maintaining the Fund’s tax status as a regulated investment company may have a significant impact on the Fund’s net asset value.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: April 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name:	James Giallanza
	Title: President and Principal	Title:	Treasurer and Principal
	Executive Officer		Financial Officer

Date: April 23, 2014